Summary of Significant Accounting Policies, Contract Assets and Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Assets and Contract Liabilities [Abstract]
Contract assets	$ 1,617,231	$ 85,930
Contract liabilities	1,118,130	$ 167,761
Revenues recognized	167,761
SerEnergy and FES [Member]
Contract Assets and Contract Liabilities [Abstract]
Contract assets	$ 587,267